Long-term debt (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Long-term debt by maturities
Long-term debt	143,827	132,434	130,042	133,505
Structured notes
Long-term debt by maturities
Long-term debt	41,739	38,427	34,815	34,320
Structured notes | Equity
Long-term debt by maturities
Long-term debt	29,855	26,362	22,605
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	6,080	5,981	6,455
Structured notes | Credit
Long-term debt by maturities
Long-term debt	4,778	4,826	5,016
Structured notes | Other
Long-term debt by maturities
Long-term debt	1,026	1,258	739
Group parent company
Long-term debt by maturities
Long-term debt	5,112		2,784